Employee Benefits - Disclosure of net defined benefit liability (asset) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PAMEC Plan
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities		R$ 414	R$ 317	R$ 378
Return on plan assets
PAMEC Plan | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year		4,397	3,300
Interest on actuarial liabilities		414	317
Benefits paid, net		(484)	(688)
Benefit obligation result allocated to other comprehensive income		1,937	1,468
Present value of actuarial obligation at the end of the year		6,264	4,397	3,300
Amortizing contributions received from sponsor		484
Payment of benefits		(484)	(688)
(=) Net actuarial liability/(asset) amount		6,264	4,397
(=) Recognized net actuarial liability/(asset)(1)		6,264	4,397
PAMEC Plan | Plan assets [member]
Disclosure of defined benefit plans [line items]
Benefits paid, net			(688)
Regular contributions received by plan			688
Payment of benefits			(688)
PAMA Plan [Member]
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities		308,512	299,881	286,035
Current service cost		322	274	170,184
Return on plan assets		(312,146)	(312,593)	(331,699)
(=) Net actuarial liability/(asset) amount			(21,542)
Effect of the asset/onerous liability recognition ceiling			21,542
PAMA Plan [Member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year		3,422,402	3,113,772
Interest on actuarial liabilities		308,512	299,881
Current service cost		322	273
Participant contributions made in the year
Benefits paid, net		(229,329)	(237,744)
Benefit obligation result allocated to other comprehensive income		641,713	246,220
Present value of actuarial obligation at the end of the year		4,143,620	3,422,402	3,113,772
Fair value of assets at the beginning of the year		3,443,944
Return on plan assets		312,145
Participants
Payment of benefits		(229,329)	(237,744)
Benefit obligation result allocated to other comprehensive income		895,983
Fair value of plan assets at the end of the year		4,422,743	3,443,944
(=) Net actuarial liability/(asset) amount		(279,123)
Effect of the asset/onerous liability recognition ceiling		279,123
PAMA Plan [Member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Benefits paid, net			(237,744)
Fair value of assets at the beginning of the year		3,443,944	3,243,093
Return on plan assets			312,593
Payment of benefits			(237,744)
Benefit obligation result allocated to other comprehensive income			126,002
Fair value of plan assets at the end of the year			3,443,944	3,243,093
BrTPREV Plans
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities			218,103	260,649
Current service cost			74	102
Return on plan assets			(161,415)	(210,579)
BrTPREV Plans | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year	[1]		2,524,728
Interest on actuarial liabilities	[1]		218,105
Current service cost	[1]		74
Participant contributions made in the year	[1]		12
Benefits paid, net	[1]		(177,215)
Benefit obligation result allocated to other comprehensive income	[1]		60,942
Asset increase/(decrease) as a result of the Plan's merger	[1]		(2,626,646)
Present value of actuarial obligation at the end of the year	[1]			2,524,728
Participants	[1]		12
Payment of benefits	[1]		(177,215)
Asset increase/(decrease) as a result of the Plan's merger	[1]		(2,626,646)
BrTPREV Plans | Plan assets [member]
Disclosure of defined benefit plans [line items]
Participant contributions made in the year	[1]		12
Benefits paid, net	[1]		(177,215)
Asset increase/(decrease) as a result of the Plan's merger	[1]		(1,916,410)
Fair value of assets at the beginning of the year	[1]		1,895,608
Return on plan assets	[1]		161,415
Amortizing contributions received from sponsor	[1]		11
Regular contributions received by plan	[1]		12
Participants	[1]		12
Payment of benefits	[1]		(177,215)
Benefit obligation result allocated to other comprehensive income	[1]		36,579
Asset increase/(decrease) as a result of the Plan's merger	[1]		(1,916,410)
Fair value of plan assets at the end of the year	[1]			1,895,608
TCSPREV Plan
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities		283,541	78,222	64,927
Current service cost		250	196	457
Return on plan assets		(313,409)	(200,469)	(215,509)
(=) Net actuarial liability/(asset) amount			(364,552)
Effect of the asset/onerous liability recognition ceiling			295,618
(=) Recognized net actuarial liability/(asset)(1)			(68,934)
TCSPREV Plan | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year		3,256,516	625,266
Interest on actuarial liabilities			78,223
Current service cost			196
Participant contributions made in the year			2
Benefits paid, net			(61,605)
Benefit obligation result allocated to other comprehensive income			(12,212)
Asset increase/(decrease) as a result of the Plan's merger			2,626,646
Present value of actuarial obligation at the end of the year			3,256,516	625,266
Participants			2
Payment of benefits			(61,605)
Asset increase/(decrease) as a result of the Plan's merger			2,626,646
(=) Net actuarial liability/(asset) amount		(238,575)
Effect of the asset/onerous liability recognition ceiling		182,016
(=) Recognized net actuarial liability/(asset)(1)		(56,559)
TCSPREV Plan | Plan assets [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year		3,256,516
Interest on actuarial liabilities		283,542
Current service cost		250
Participant contributions made in the year		15	2
Benefits paid, net		(262,369)	(61,605)
Benefit obligation result allocated to other comprehensive income		500,731
Asset increase/(decrease) as a result of the Plan's merger			1,916,410
Present value of actuarial obligation at the end of the year		3,778,685	3,256,516
Fair value of assets at the beginning of the year		3,621,068	1,953,967
Return on plan assets		313,409	200,469
Regular contributions received by plan			4
Sponsor		13	2
Participants		15	2
Payment of benefits		(262,369)	(61,605)
Benefit obligation result allocated to other comprehensive income		345,124	(388,177)
Asset increase/(decrease) as a result of the Plan's merger			1,916,410
Fair value of plan assets at the end of the year		4,017,260	3,621,068	1,953,967
PBS-Telemar Plan [Member]
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities		28,419	29,114	32,488
Current service cost		34	41	33
Return on plan assets		(33,149)	(34,332)	(35,817)
(=) Net actuarial liability/(asset) amount			(50,870)
Effect of the asset/onerous liability recognition ceiling			50,870
PBS-Telemar Plan [Member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year		328,130	307,658
Interest on actuarial liabilities			29,113
Current service cost			41
Participant contributions made in the year			34
Benefits paid, net			(23,441)
Benefit obligation result allocated to other comprehensive income			14,725
Present value of actuarial obligation at the end of the year			328,130	307,658
Participants			34
Payment of benefits			(23,441)
(=) Net actuarial liability/(asset) amount		(65,360)
Effect of the asset/onerous liability recognition ceiling		65,360
PBS-Telemar Plan [Member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year		328,130
Interest on actuarial liabilities		28,419
Current service cost		34
Participant contributions made in the year		28	34
Benefits paid, net		(23,683)	(23,441)
Benefit obligation result allocated to other comprehensive income		32,358
Present value of actuarial obligation at the end of the year		365,286	328,130
Fair value of assets at the beginning of the year		379,000	360,700
Return on plan assets		33,149	34,332
Regular contributions received by plan			100
Sponsor		65	66
Participants		28	34
Payment of benefits		(23,683)	(23,441)
Benefit obligation result allocated to other comprehensive income		42,087	7,309
Fair value of plan assets at the end of the year		430,646	379,000	360,700
Telemar Prev Plan [Member]
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities		367,633	362,887	397,842
Current service cost		1,613	1,870	1,545
Return on plan assets		(394,800)	(394,097)	(440,696)
(=) Net actuarial liability/(asset) amount			(343,286)
Effect of the asset/onerous liability recognition ceiling			343,286
Telemar Prev Plan [Member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year		4,165,284	3,825,053
Interest on actuarial liabilities			362,886
Current service cost			1,870
Benefits paid, net			(272,271)
Benefit obligation result allocated to other comprehensive income			247,746
Present value of actuarial obligation at the end of the year			4,165,284	3,825,053
Payment of benefits			(272,271)
(=) Net actuarial liability/(asset) amount		(320,171)
Effect of the asset/onerous liability recognition ceiling		320,171
Telemar Prev Plan [Member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year		4,165,284
Interest on actuarial liabilities		367,633
Current service cost		1,613
Participant contributions made in the year
Benefits paid, net		(285,160)	(272,271)
Benefit obligation result allocated to other comprehensive income		729,147
Present value of actuarial obligation at the end of the year		4,978,517	4,165,284
Fair value of assets at the beginning of the year		4,508,570	4,142,553
Return on plan assets		394,800	394,097
Participants
Payment of benefits		(285,160)	(272,271)
Benefit obligation result allocated to other comprehensive income		680,478	244,191
Fair value of plan assets at the end of the year		5,298,688	4,508,570	4,142,553
PBS-A Plan [Member]
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities		415,476	439,285	499,261
Return on plan assets		(649,891)	(713,295)	(781,757)
(=) Net actuarial liability/(asset) amount			(2,505,063)
Effect of the asset/onerous liability recognition ceiling			2,505,063
PBS-A Plan [Member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year		4,811,332	4,675,447
Interest on actuarial liabilities			439,285
Benefits paid, net			(422,312)
Benefit obligation result allocated to other comprehensive income			118,912
Present value of actuarial obligation at the end of the year			4,811,332	4,675,447
Payment of benefits			(422,312)
(=) Net actuarial liability/(asset) amount		(2,625,977)
Effect of the asset/onerous liability recognition ceiling		2,625,977
PBS-A Plan [Member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year		4,811,332
Interest on actuarial liabilities		415,476
Participant contributions made in the year
Benefits paid, net		(429,813)	(422,312)
Increase/(decrease) of assets due to changes in the Plan		183,195
Benefit obligation result allocated to other comprehensive income		660,695
Present value of actuarial obligation at the end of the year		5,640,885	4,811,332
Fair value of assets at the beginning of the year		7,316,395	7,462,931
Return on plan assets		649,891	713,294
Participants
Payment of benefits		(429,813)	(422,312)
Benefit obligation result allocated to other comprehensive income		730,389	(437,518)
Fair value of plan assets at the end of the year		8,266,862	7,316,395	7,462,931
PBS-TNC Plan [Member]
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities		3,066	3,027	3,328
Current service cost		82	55	48
Return on plan assets		(5,255)	(5,759)	(6,343)
(=) Net actuarial liability/(asset) amount			(25,019)
Effect of the asset/onerous liability recognition ceiling			25,019
PBS-TNC Plan [Member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year		35,043	31,938
Interest on actuarial liabilities			3,027
Current service cost			55
Participant contributions made in the year			1
Benefits paid, net			2,527
Benefit obligation result allocated to other comprehensive income			(2,505)
Present value of actuarial obligation at the end of the year			35,043	31,938
Participants			1
Payment of benefits			2,527
(=) Net actuarial liability/(asset) amount		(24,122)
Effect of the asset/onerous liability recognition ceiling		20,858
(=) Recognized net actuarial liability/(asset)(1)		(3,264)
PBS-TNC Plan [Member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year		35,043
Interest on actuarial liabilities		3,066
Current service cost		82
Participant contributions made in the year			1
Benefits paid, net		(2,460)	(2,505)
Benefit obligation result allocated to other comprehensive income		4,984
Present value of actuarial obligation at the end of the year		40,715	35,043
Fair value of assets at the beginning of the year		60,062	59,723
Return on plan assets		5,255	5,759
Regular contributions received by plan			3
Sponsor			2
Participants			1
Payment of benefits		(2,460)	(2,505)
Benefit obligation result allocated to other comprehensive income		1,980	(2,918)
Fair value of plan assets at the end of the year		64,837	60,062	59,723
CELPREV Plan [Member]
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities		2	4	15
Current service cost		2	3	7
Return on plan assets		(293)	(298)	(301)
(=) Net actuarial liability/(asset) amount			(3,314)
Effect of the asset/onerous liability recognition ceiling			3,115
(=) Recognized net actuarial liability/(asset)(1)			(199)
CELPREV Plan [Member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year		26	41
Interest on actuarial liabilities			4
Current service cost			3
Benefit obligation result allocated to other comprehensive income			(22)
Present value of actuarial obligation at the end of the year			26	41
(=) Net actuarial liability/(asset) amount		(4,160)
Effect of the asset/onerous liability recognition ceiling		3,938
(=) Recognized net actuarial liability/(asset)(1)		(222)
CELPREV Plan [Member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Present value of actuarial obligation at beginning of year		26
Interest on actuarial liabilities		2
Current service cost		2
Participant contributions made in the year
Benefit obligation result allocated to other comprehensive income		1
Present value of actuarial obligation at the end of the year		31	26
Fair value of assets at the beginning of the year		3,340	3,030
Return on plan assets		293	298
Regular contributions received by plan			1
Participants
Benefit obligation result allocated to other comprehensive income		558	11
Fair value of plan assets at the end of the year		R$ 4,191	R$ 3,340	R$ 3,030

[1]	Plan merged with into TCSPREV on November 30, 2018.